Revenue and government financing for research expenditures - Change in Deferred Revenue and Collaboration Liabilities (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements							€ 56,155,000	€ 68,974,000	[1]	€ 79,892,000
Deferred income							43,973,000	89,112,000	[2]	150,195,000	[2]
Collaboration liabilities							46,686,000	21,304,000	[2]	31,656,000	[2]
Collaboration liabilities – current portion							1,832,000	21,304,000	[3]	20,987,000
Collaboration liabilities – non-current portion							44,854,000	0	[3]	10,669,000
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, exercise of option						$ 100,000				87,002,000		$ 100,000
Revenue from collaboration and licensing agreements										31,966,000
Deferred income										85,357,000
Collaboration liabilities										1,644,000
Collaboration liabilities – current portion							1,832,000	21,304,000		20,987,000
Collaboration liabilities – non-current portion							44,854,000	10,669,000
Milestone payment received	€ 41,227,000	$ 50,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements							13,418,000	18,816,000		15,632,000
Milestone payment received			$ 5,000	€ 4,600,000	$ 5,000
Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period							89,112,000	150,195,000		134,914,000
Revenue for the current financial year							(47,038,000)	(61,356,000)		(77,180,000)
Transfer from collaboration liabilities							(2,465,000)	273,000		(715,000)
Upfront payment							4,365,000			146,259,000
Contract liabilities at end of period							43,973,000	89,112,000		150,195,000			€ 134,914,000
Deferred revenue | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period								81,831,000
Restatement related to the first application of IFRS 15										(53,083,000)
Contract liabilities at end of period										81,831,000
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period							62,657,000	104,925,000		134,914,000
Revenue for the current financial year							(33,620,000)	(42,541,000)		(61,546,000)
Revenue from contracts with customers, exercise of option										85,357,000
Transfer from collaboration liabilities							(2,465,000)	273,000		(717,000)
Contract liabilities at end of period							26,572,000	62,657,000		104,925,000			134,914,000
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period										81,831,000
Contract liabilities at end of period													81,831,000
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca | Increase (decrease) due to application of IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period										(53,083,000)
Contract liabilities at end of period													(53,083,000)
Deferred revenue | IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period							9,053,000	27,869,000		0
Revenue for the current financial year							(13,418,000)	(18,816,000)		(15,632,000)
Upfront payment										43,501,000
Revenue from contracts with customers, milestone							4,365,000
Contract liabilities at end of period							0	9,053,000		27,869,000			0
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period							21,304,000	31,656,000		0
Additions							46,320,000	0		0
Deductions							(20,938,000)	(10,352,000)		(13,095,000)
Contract liabilities at end of period							€ 46,686,000	€ 21,304,000		31,656,000			0
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period										€ 44,751,000
Contract liabilities at end of period													44,751,000
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | Increase (decrease) due to application of IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restatement related to the first application of IFRS 15													€ 44,751,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.